Preferred Stock (Summary Of Issued And Outstanding Preferred Stock) (Details) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Preferred Stock [Line Items]
Total Preferred Stock	$ 0	$ 0
Utility [Member]
Preferred Stock [Line Items]
Total Preferred Stock	258
Nonredeemable Preferred Stock [Member] | Utility [Member]
Preferred Stock [Line Items]
Nonredeemable preferred stock, value	145
Redeemable Preferred Stock [Member] | Utility [Member]
Preferred Stock [Line Items]
Total Preferred Stock	4,534,958,000,000
Redeemable preferred stock, value	113
5.50% Series [Member] | Nonredeemable Preferred Stock [Member] | Utility [Member]
Preferred Stock [Line Items]
Total Preferred Stock	1,173,163,000,000
Nonredeemable preferred stock, value	30
6.00% Series [Member] | Nonredeemable Preferred Stock [Member] | Utility [Member]
Preferred Stock [Line Items]
Total Preferred Stock	4,211,662,000,000
Nonredeemable preferred stock, value	105
4.36% Series [Member] | Redeemable Preferred Stock [Member] | Utility [Member]
Preferred Stock [Line Items]
Total Preferred Stock	418,291,000,000
Redemption Price	$ 25.75
Redeemable preferred stock, value	11
4.50% Series [Member] | Redeemable Preferred Stock [Member] | Utility [Member]
Preferred Stock [Line Items]
Total Preferred Stock	611,142,000,000
Redemption Price	$ 26
Redeemable preferred stock, value	15
4.80% Series [Member] | Redeemable Preferred Stock [Member] | Utility [Member]
Preferred Stock [Line Items]
Total Preferred Stock	793,031,000,000
Redemption Price	$ 27.25
Redeemable preferred stock, value	20
5.00% Series [Member] | Nonredeemable Preferred Stock [Member] | Utility [Member]
Preferred Stock [Line Items]
Total Preferred Stock	400,000,000,000
Nonredeemable preferred stock, value	10
5.00% Series [Member] | Redeemable Preferred Stock [Member] | Utility [Member]
Preferred Stock [Line Items]
Total Preferred Stock	1,778,172,000,000
Redemption Price	$ 26.75
Redeemable preferred stock, value	44
5.00% Series A [Member] | Redeemable Preferred Stock [Member] | Utility [Member]
Preferred Stock [Line Items]
Total Preferred Stock	934,322,000,000
Redemption Price	$ 26.75
Redeemable preferred stock, value	$ 23